Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Gross carrying amount	$ 484,529		$ 484,529		$ 484,529	$ 426,719
Accumulated amortization	(141,477)		(141,477)		(120,355)	80,903
Net carrying amount	343,052		343,052		364,174	345,816
Amortization expense of intangible assets	10,533	$ 10,650	21,105	$ 21,110	$ 39,453	$ 35,812
Customer relationships
Intangible Assets
Weighted Average Remaining Useful Life					9 years 6 months	10 years 9 months 18 days
Gross carrying amount	424,560		424,560		$ 424,560	$ 368,200
Accumulated amortization	(115,920)		(115,920)		(98,307)	(65,868)
Net carrying amount	$ 308,640		$ 308,640		$ 326,253	$ 302,332
Trademarks and tradenames
Intangible Assets
Weighted Average Remaining Useful Life					9 years 6 months	9 years 10 months 24 days
Gross carrying amount					$ 59,969	$ 58,519
Accumulated amortization					(22,048)	(15,035)
Net carrying amount					$ 37,921	$ 43,484